Lord Abbett Emerging Markets Currency Fund
Lord Abbett Emerging Markets Currency Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek high total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 50 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Emerging Markets Currency Fund		Class A		Class B	Class C		Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	2.25%		none	none		none	none	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	none	[2]	5.00%	1.00%	[3]	none	none	none	none	none	none	none	none	none	none
[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Emerging Markets Currency Fund	Class A	Class B	Class C		Class F	Class F3		Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
Management Fees	0.50%	0.50%	0.50%		0.50%	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.81%	[1]	0.10%	none		none	0.45%	0.60%	0.50%	0.25%	none	none	0.25%
Other Expenses	0.24%	0.24%	0.24%		0.24%	0.22%		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.22%	0.24%
Total Annual Fund Operating Expenses	0.94%	1.74%	1.55%		0.84%	0.72%	[2]	0.74%	1.19%	1.34%	1.24%	0.99%	0.74%	0.72%	0.99%
[1]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
[2]	This amount has been updated from the fiscal year amount to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Emerging Markets Currency Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	319	518	733	1,354
Class B	677	848	1,144	1,840
Class C	258	490	845	1,845
Class F	86	268	466	1,037
Class F3	74	230	401	894
Class I	76	237	411	918
Class P	121	378	654	1,443
Class R2	136	425	734	1,613
Class R3	126	393	681	1,500
Class R4	101	315	547	1,213
Class R5	76	237	411	918
Class R6	74	230	401	894
Class T	348	557	783	1,433

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Emerging Markets Currency Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	319	518	733	1,354
Class B	177	548	944	1,840
Class C	158	490	845	1,845
Class F	86	268	466	1,037
Class F3	74	230	401	894
Class I	76	237	411	918
Class P	121	378	654	1,443
Class R2	136	425	734	1,613
Class R3	126	393	681	1,500
Class R4	101	315	547	1,213
Class R5	76	237	411	918
Class R6	74	230	401	894
Class T	348	557	783	1,433

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, emerging market countries at the time of purchase. For purposes of this policy, the Fund considers emerging market countries to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a greater percentage of its assets in a single issuer or in fewer issuers than a diversified mutual fund.

Lord, Abbett & Co. LLC (“Lord Abbett”) will determine the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors. The Fund focuses on foreign currencies that Lord Abbett expects to appreciate versus the U.S. dollar (or versus other foreign currencies), in addition to foreign currencies that it expects to depreciate versus the U.S. dollar (or versus other foreign currencies).

In pursuing its investment objective, the Fund may invest substantially in forward foreign currency contracts, which are a type of derivative instrument. Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index. In addition to forward contracts, the Fund also may invest in other types of derivatives, including options, futures contracts, and swap agreements. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk on both a security- or portfolio-level basis, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes.

A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a currency (or a security or other financial instrument) at a future date, at a price established in the contract. Because of the way that such contracts operate, the Fund generally makes a minimal up-front payment and satisfies any payment obligation at the time of settlement. Consequently, although the Fund enters into a significant number of forward contracts, the Fund may have a sizeable portion of its assets not invested in such contracts. The Fund seeks to earn yield while awaiting settlement of its non-U.S. currency forward contracts by investing such assets in U.S. dollar denominated, highly-rated short and intermediate duration debt securities. Such securities are used to cover the Fund’s future payment obligations under forward contracts.

The Fund’s fixed income instruments consist principally of the following: corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed, mortgage-related, and other asset-backed securities, including collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBS), mortgage dollar rolls, and stripped mortgage-backed securities (SMBS); inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities or other obligations issued by states, provinces or local governments and their subdivisions, agencies, authorities and other government-sponsored enterprises; obligations of international agencies or supranational entities; and derivatives based on the return of fixed income instruments.

Forward contracts may be structured for cash settlement, rather than physical delivery. The Fund may enter into non-deliverable currency forward contracts (“NDFs”), which are a particular type of cash-settled forward contract that may be used to gain exposure to a non-convertible or relatively thinly traded foreign currency. With respect to futures contracts or forward contracts that are contractually required to cash settle, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund will be obligated to set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) during the period of time while the contract positions are open. The Fund is regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool.

The Fund also may invest directly in foreign currencies or in securities denominated in, or that provide investment exposure to, foreign currencies; engage in foreign currency transactions on a spot (cash) basis; enter into foreign currency futures contracts; invest in options on foreign currencies and futures; obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts, or by using investment techniques, including buy backs and dollar rolls; hedge its exposure to emerging market country currencies (but is not required to do so); invest in currency derivatives to manage its duration; and invest in other types of fixed income instruments that may not be denominated in the currencies of emerging market countries and may not provide investment exposure to the currencies of emerging market countries.

The Fund also may invest up to 15% of its total assets in high-yield debt securities (commonly referred to as “below investment grade” or “junk” bonds). High-yield debt securities are debt securities that are rated BB/Ba or lower at the time of purchase by an independent rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

Under normal conditions, the Fund’s average portfolio duration is not expected to exceed eight years. However, the Fund’s average portfolio duration will vary from time to time.

The Fund employs a relative value-oriented investment process in constructing its portfolio and performs fundamental research and analysis to determine the Fund’s country and currency composition. The portfolio management team applies the results of this research and analysis to select a basket of globally diversified currencies, which normally will include a substantial investment in forward foreign currency contracts. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. The risks associated with derivatives include, among other things, the following:

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The risk that the value of a derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by the portfolio management team and may be more sensitive to changes in economic or market conditions than anticipated.

•	Derivatives may be difficult to value, especially under stressed or unforeseen market conditions.
•

The risk that the counterparty may fail to fulfill its contractual obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not eliminate it.

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The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements.

•

The risk that there will not be a liquid secondary trading market for the derivative, or that the Fund will otherwise be unable to sell or otherwise close a derivatives position when desired, exposing the Fund to additional losses.

•	Because derivatives generally involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s losses and increase its volatility.
•

The Fund’s use of derivatives may affect the amount, timing, and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful will depend on, among other things, the portfolio managers’ ability to correctly forecast market movements and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

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Foreign Currency Risk: Investments in securities denominated in foreign (including emerging market) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities that are denominated in those currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time. The risks associated with exposure to emerging market currencies may be heightened in comparison to those associated with exposure to developed market currencies.

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Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Issuer Non-Diversification Risk: The Fund is a non-diversified mutual fund. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

•

Geographic Focus Risk: Although the Fund does not have a specific geographic focus, from time to time, to the extent the Fund invests in securities of issuers in a particular country or geographic region, the Fund may be more exposed to risks affecting that particular country or region. As a result, adverse economic, political, and regulatory conditions affecting that country or region (and their political subdivisions, agencies, instrumentalities, and public authorities) are likely to affect the Fund’s performance.

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Leverage Risk: Certain of the Fund’s transactions (including, among others, forward foreign currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. There is no assurance that the Fund will be able to employ leverage successfully.

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Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

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Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

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Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in the fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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Liquidity/Redemption Risk: It may be difficult for the Fund to sell certain securities, including below investment grade securities, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. As noted, the market for below investment grade securities generally is less liquid than the market for higher rated securities, subjecting them to greater price fluctuations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Illiquidity can be caused by a variety of factors, including economic conditions, events relating to the issuer, a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

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Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. The prices of mortgage-related and asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Commercial Mortgage-Backed Securities Risk: Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

•

High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Potential for Changes in Tax Treatment: The Fund intends to continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under subchapter M, at least 90% of the Fund’s gross income for each taxable year must be “qualifying income.” The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however, expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect thereto). As of the date of this prospectus, the U.S. Treasury Department has not exercised this regulatory authority; however, there can be no assurance that it will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

•

High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding. No performance is shown for Class F3 shares because this class has not completed a full calendar year of operations. No performance is shown for Class T shares because the Fund has not issued Class T shares.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +13.14%	Worst Quarter 4th Q ’08 -12.43%

Average Annual Total Returns (for the periods ended December 31, 2017)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns - Lord Abbett Emerging Markets Currency Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	8.19%	(0.96%)	1.10%
Class B	4.86%	(1.66%)	0.73%
Class C	9.03%	(1.13%)	0.69%
Class F	10.83%	(0.39%)	1.48%
Class I	10.96%	(0.29%)	1.58%
Class R2	10.28%	(0.90%)	1.02%
Class R3	10.42%	(0.77%)	1.10%
Class R4	10.67%			3.66%	Jun. 30, 2015
Class R5	10.97%			3.92%	Jun. 30, 2015
Class R6	10.99%			3.99%	Jun. 30, 2015
After Taxes on Distributions | Class A	6.19%	(2.23%)	(0.06%)
After Taxes on Distributions and Sale of Fund Shares | Class A	4.60%	(1.31%)	0.39%
JPMorgan Emerging Local Markets Index Plus (ELMI+) (reflects no deduction for fees, expenses, or taxes) Inception Date 6/30/2015	11.54%	(0.57%)	1.17%	3.12%	Jun. 30, 2015